Organization and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Materials and Supplies		$ 915.1	$ 701.8
Supplementary Information
Depreciation and Amortization of Property, Plant and Equipment		3,072.8	2,717.1	$ 2,487.5
Amortization of Certain Securitized Assets		93.3	64.2	171.3
Amortization of Regulatory Assets and Liabilities		36.7	44.4	24.0
Total Depreciation and Amortization		3,202.8	2,825.7	2,682.8
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period		403.4
Restricted Cash		47.1	48.0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		556.5	451.4	438.3	$ 432.6
Amounts Attributable to AEP Common Shareholders
Net Income (Loss) Attributable to Noncontrolling Interests		(1.6)	0.0	(3.4)
Net Income (Loss)		$ 2,307.2	$ 2,488.1	$ 2,200.1
Weighted Average Number of Basic AEP Common Shares Outstanding		511,841,946	500,522,177	495,718,223
Earnings Per Share, Basic		$ 4.51	$ 4.97	$ 4.44
Weighted Average Dilutive Effect of:
Weighted Average Number of Diluted AEP Common Shares Outstanding		513,484,609	501,784,032	497,226,867
Earnings Per Share, Diluted		$ 4.49	$ 4.96	$ 4.42
Revenues
TOTAL REVENUES		$ 19,639.5	$ 16,792.0	$ 14,918.5
Expenses
Depreciation and Amortization		3,202.8	2,825.7	2,682.8
TOTAL EXPENSES		16,156.8	13,380.7	11,930.8
OPERATING INCOME (LOSS)		3,482.7	3,411.3	2,987.7
Other Income (Expense)
Allowance for Equity Funds Used During Construction		133.7	139.7	148.1
Interest Expense		(1,396.1)	(1,199.1)	(1,165.7)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		2,420.4	2,511.9	2,146.1
Income Tax Expense/Benefit		5.4	115.5	40.5
Net Income (Loss)		2,305.6	2,488.1	2,196.7
Accounts Receivable:
Customers		1,145.1	737.4
Total Accounts Receivable		2,668.0	1,974.9
Accrued Tax Benefits		99.4	121.5
TOTAL CURRENT ASSETS		6,775.5	4,984.4
Property, Plant and Equipment
Transmission		33,266.9	30,816.3
Other Property, Plant and Equipment		5,971.8	5,844.9
Construction Work in Progress		4,809.7	3,786.8
Total Property, Plant and Equipment		97,021.4	90,225.0
Accumulated Depreciation and Amortization		23,682.3	21,920.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		73,339.1	68,304.1
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS		13,288.7	14,380.2
TOTAL ASSETS		93,403.3	87,668.7
Current Liabilities
Accounts Payable		2,670.8	2,108.0
Accrued Taxes		1,714.6	1,631.3
TOTAL CURRENT LIABILITIES		13,266.3	10,906.4
Liabilities, Noncurrent
Regulatory Liabilities and Deferred Investment Tax Credits		8,115.6	8,834.4
TOTAL NONCURRENT LIABILITIES		55,968.7	54,038.8
TOTAL LIABILITIES		69,235.0	64,945.2
Equity [Abstract]
Retained Earnings		12,345.6	11,667.1
TOTAL LIABILITIES AND EQUITY		93,403.3	87,668.7
Operating Activites
Net Income (Loss)		2,305.6	2,488.1	2,196.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization		3,202.8	2,825.7	2,682.8
Deferred Income Taxes		(137.2)	107.6	196.1
Allowance for Equity Funds Used During Construction		(133.7)	(139.7)	(148.1)
Amortization of Deferred Property Taxes		(41.2)	(68.0)	(43.3)
Change in Other Noncurrent Assets		(187.7)	(126.6)	(151.0)
Increase (Decrease) in Other Noncurrent Liabilities		337.8	206.4	(54.5)
Accounts Receivable, Net		(681.7)	(119.7)	(129.3)
Accounts Payable		489.2	200.6	(35.3)
Accrued Taxes, Net		105.4	218.7	20.1
Net Cash Flows from Operating Activities		5,288.0	3,839.9	3,832.9
Investing Activities
Net Cash Flows Used for Investing Activities		(7,751.8)	(6,433.9)	(6,233.9)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from Financing Activities		2,568.9	2,607.1	2,406.7
Cash and Cash Equivalents at Beginning of Period		403.4
Cash and Cash Equivalents at End of Period		509.4	403.4
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts		1,286.3	1,137.2	1,029.1
Income Taxes		116.8	13.2	(49.1)
Noncash Investing and Financing Activities:
Noncash Acquisition Under Finance Leases		31.8	287.6	44.2
Construction in Progress Expenditures Incurred but Not yet Paid		1,258.9	1,180.4	975.4
Construction Expenditures Included in Current Liabilities as of December 31,		1,258.9	1,180.4	975.4
Construction Expenditures Included in Noncurrent Liabilities as of December 31,		0.0	0.0	5.5
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,		0.0	0.0	33.4
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,		56.4	47.8	(86.2)
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt		4,649.7	6,486.3	5,626.1
Repayments of Long-term Debt		$ 2,345.4	2,989.3	1,339.8
Equity Method Investment, Ownership Percentage		50.00%
Equity Method Investment		$ 1,276.7	1,447.5	1,406.3
Income (Loss) from Equity Method Investment		$ (109.4)	$ 91.7	$ 91.1
Antidilutive Shares Outstanding		0	0	128,000
Net Income (Loss)		$ 2,305.6	$ 2,488.1	$ 2,196.7
Retained Earnings		12,345.6	11,667.1
2020 Equity Units [Member]
Noncash Investing and Financing Activities:
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,		0.0	0.0	110.6
Cedar Creek Project
Noncash Investing and Financing Activities:
Noncash Contribution of Assets to Cedar Creek Project		0.0	(9.3)	0.0
Retained Earnings [Member]
Amounts Attributable to AEP Common Shareholders
Net Income (Loss)		2,307.2	2,488.1	2,200.1
Noncash Investing and Financing Activities:
Forward Equity Purchase Contracts Included in Current and Noncurrent Liabilities as of December 31,			(1.1)
Berkshire Hathaway [Member]
Organization and Summary of Significant Accounting Policies (Textuals)
Equity Method Investment, Ownership Percentage		50.00%
AEP Transmission Holdco [Member]
Organization and Summary of Significant Accounting Policies (Textuals)
Equity Method Investment, Ownership Percentage		50.00%
Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		30.00%
Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		54.00%
Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation		15.00%
Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		59.00%
Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		40.00%
Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Pension and Other Postretirement Benefit Plans [Member]
Supplementary Information
Securities Loaned		$ 83.0	137.0
AEP Texas Inc. [Member]
Materials and Supplies		138.8	73.9
Supplementary Information
Depreciation and Amortization of Property, Plant and Equipment		363.5	327.2	364.2
Amortization of Certain Securitized Assets		93.3	64.2	171.3
Amortization of Regulatory Assets and Liabilities		(4.4)	(4.4)	(5.7)
Total Depreciation and Amortization		452.4	387.0	529.8
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period		0.1
Restricted Cash		32.7	30.4
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		32.8	30.5	28.8	157.8
Revenues
TOTAL REVENUES		1,846.8	1,593.8	1,618.9
Expenses
Depreciation and Amortization		452.4	387.0	529.8
TOTAL EXPENSES		1,297.6	1,117.8	1,249.3
OPERATING INCOME (LOSS)		549.2	476.0	369.6
Other Income (Expense)
Allowance for Equity Funds Used During Construction		19.7	21.5	19.4
Interest Expense		(208.7)	(176.5)	(171.8)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		380.5	332.9	229.8
Income Tax Expense/Benefit		72.6	43.1	(11.2)
Net Income (Loss)		307.9	289.8	241.0
Accounts Receivable:
Customers		150.9	123.4
Total Accounts Receivable		250.2	205.2
Accrued Tax Benefits		12.2	24.8
TOTAL CURRENT ASSETS		446.9	347.2
Property, Plant and Equipment
Transmission		6,301.5	5,849.9
Other Property, Plant and Equipment		1,022.8	961.1
Construction Work in Progress		805.2	551.3
Total Property, Plant and Equipment		13,442.3	12,279.5
Accumulated Depreciation and Amortization		1,760.7	1,644.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		11,681.6	10,635.4
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS		763.7	854.1
TOTAL ASSETS		12,892.2	11,836.7
Current Liabilities
Accounts Payable		331.0	306.3
Affiliated Companies		34.7	32.5
Accrued Taxes		95.5	93.3
TOTAL CURRENT LIABILITIES		1,043.8	1,311.7
Liabilities, Noncurrent
Regulatory Liabilities and Deferred Investment Tax Credits		1,259.6	1,242.0
TOTAL NONCURRENT LIABILITIES		7,944.1	6,930.8
TOTAL LIABILITIES		8,987.9	8,242.5
Equity [Abstract]
Retained Earnings		2,354.7	2,046.8
TOTAL LIABILITIES AND EQUITY		12,892.2	11,836.7
Operating Activites
Net Income (Loss)		307.9	289.8	241.0
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization		452.4	387.0	529.8
Deferred Income Taxes		42.2	43.0	(15.2)
Allowance for Equity Funds Used During Construction		(19.7)	(21.5)	(19.4)
Change in Other Noncurrent Assets		(36.2)	(78.2)	(74.0)
Increase (Decrease) in Other Noncurrent Liabilities		57.6	26.4	(24.7)
Accounts Receivable, Net		(45.0)	(21.6)	9.8
Accounts Payable		25.0	8.9	30.2
Accrued Taxes, Net		14.8	7.0	42.7
Net Cash Flows from Operating Activities		731.9	596.6	614.2
Investing Activities
Net Cash Flows Used for Investing Activities		(1,269.9)	(1,000.8)	(1,065.4)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from Financing Activities		540.3	405.9	322.2
Cash and Cash Equivalents at Beginning of Period		0.1
Cash and Cash Equivalents at End of Period		0.1	0.1
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts		198.9	168.9	153.2
Income Taxes		11.0	5.7	(42.9)
Noncash Investing and Financing Activities:
Construction in Progress Expenditures Incurred but Not yet Paid		235.4	230.0	177.8
Construction Expenditures Included in Current Liabilities as of December 31,		235.4	230.0	177.8
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt		1,188.6	444.2	652.7
Repayments of Long-term Debt		716.0	88.7	392.1
Net Income (Loss)		307.9	289.8	241.0
Retained Earnings		2,354.7	2,046.8
AEP Texas Inc. [Member] | Retained Earnings [Member]
Other Income (Expense)
Net Income (Loss)		307.9	289.8	241.0
Operating Activites
Net Income (Loss)		307.9	289.8	241.0
Organization and Summary of Significant Accounting Policies (Textuals)
Net Income (Loss)		$ 307.9	289.8	241.0
AEP Texas Inc. [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		30.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		54.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation		15.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		59.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		40.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
AEP Texas Inc. [Member] | Pension and Other Postretirement Benefit Plans [Member]
Supplementary Information
Securities Loaned		$ 83.0	137.0
AEP Transmission Co [Member]
Materials and Supplies		10.7	9.3
Supplementary Information
Depreciation and Amortization of Property, Plant and Equipment		346.2	297.3	249.0
Amortization of Certain Securitized Assets		0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities		0.0	0.0	0.0
Total Depreciation and Amortization		346.2	297.3	249.0
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period		0.0	0.0	0.0
Revenues
TOTAL REVENUES		1,624.5	1,469.3	1,145.7
Expenses
Depreciation and Amortization		346.2	297.3	249.0
TOTAL EXPENSES		770.8	660.0	564.2
OPERATING INCOME (LOSS)		853.7	809.3	581.5
Other Income (Expense)
Allowance for Equity Funds Used During Construction		70.7	67.2	74.0
Interest Expense		(162.7)	(141.2)	(127.8)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		763.3	735.8	530.1
Income Tax Expense/Benefit		169.1	144.1	106.7
Net Income (Loss)		594.2	591.7	423.4
Accounts Receivable:
Customers		46.9	22.8
Total Accounts Receivable		166.4	120.1
Accrued Tax Benefits		4.2	5.6
TOTAL CURRENT ASSETS		188.7	165.0
Property, Plant and Equipment
Transmission		12,335.4	11,031.0
Other Property, Plant and Equipment		476.8	451.9
Construction Work in Progress		1,554.7	1,402.2
Total Property, Plant and Equipment		14,366.9	12,885.1
Accumulated Depreciation and Amortization		1,027.0	784.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		13,339.9	12,101.0
Other Noncurrent Assets
Deferred Property Taxes		266.6	245.7
TOTAL OTHER NONCURRENT ASSETS		285.6	258.4
TOTAL ASSETS		13,814.2	12,524.4
Current Liabilities
Accounts Payable		427.8	460.7
Affiliated Companies		82.7	70.4
Accrued Taxes		529.8	481.0
TOTAL CURRENT LIABILITIES		1,368.0	1,273.9
Liabilities, Noncurrent
Regulatory Liabilities and Deferred Investment Tax Credits		723.3	651.7
TOTAL NONCURRENT LIABILITIES		6,573.2	5,874.4
TOTAL LIABILITIES		7,941.2	7,148.3
Equity [Abstract]
Retained Earnings		2,850.7	2,426.5
TOTAL MEMBER'S EQUITY		5,873.0	5,376.1	4,712.9	4,009.5
TOTAL LIABILITIES AND EQUITY		13,814.2	12,524.4
Operating Activites
Net Income (Loss)		594.2	591.7	423.4
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization		346.2	297.3	249.0
Deferred Income Taxes		62.3	68.5	81.6
Allowance for Equity Funds Used During Construction		(70.7)	(67.2)	(74.0)
Amortization of Deferred Property Taxes		(20.9)	(25.6)	(26.6)
Change in Other Noncurrent Assets		(7.4)	7.5	(8.2)
Increase (Decrease) in Other Noncurrent Liabilities		68.7	3.7	8.3
Accounts Receivable, Net		(46.3)	(16.0)	(19.0)
Accounts Payable		18.5	(2.2)	77.8
Accrued Taxes, Net		50.2	67.2	62.7
Net Cash Flows from Operating Activities		995.3	925.7	771.2
Investing Activities
Net Cash Flows Used for Investing Activities		(1,439.2)	(1,359.0)	(1,640.4)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from Financing Activities		443.9	433.3	869.2
Cash and Cash Equivalents at Beginning of Period		0.0	0.0	0.0
Cash and Cash Equivalents at End of Period		0.0	0.0	0.0
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts		158.8	132.9	119.7
Income Taxes		95.5	65.7	22.9
Noncash Investing and Financing Activities:
Construction in Progress Expenditures Incurred but Not yet Paid		320.7	358.7	311.9
Construction Expenditures Included in Current Liabilities as of December 31,		320.7	358.7	311.9
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt		540.8	443.7	519.5
Repayments of Long-term Debt		104.0	50.0	0.0
Net Income (Loss)		594.2	591.7	423.4
Retained Earnings		2,850.7	2,426.5
AEP Transmission Co [Member] | Retained Earnings [Member]
Other Income (Expense)
Net Income (Loss)		594.2	591.7	423.4
Equity [Abstract]
TOTAL MEMBER'S EQUITY		2,850.7	2,426.5	1,947.3	1,528.9
Operating Activites
Net Income (Loss)		594.2	591.7	423.4
Organization and Summary of Significant Accounting Policies (Textuals)
Net Income (Loss)		594.2	591.7	423.4
Appalachian Power Co [Member]
Materials and Supplies		130.6	109.8
Supplementary Information
Depreciation and Amortization of Property, Plant and Equipment		576.1	547.0	507.8
Amortization of Certain Securitized Assets		0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities		(0.2)	(0.8)	(0.3)
Total Depreciation and Amortization		575.9	546.2	507.5
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period		2.5
Restricted Cash		14.4	17.6
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		21.9	20.1	22.7	26.8
Revenues
TOTAL REVENUES		3,519.9	3,105.2	2,796.2
Expenses
Depreciation and Amortization		575.9	546.2	507.5
TOTAL EXPENSES		2,917.8	2,555.8	2,239.6
OPERATING INCOME (LOSS)		602.1	549.4	556.6
Other Income (Expense)
Allowance for Equity Funds Used During Construction		11.7	15.6	14.6
Interest Expense		(233.9)	(214.0)	(217.6)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		412.4	371.0	374.0
Income Tax Expense/Benefit		18.2	22.1	4.3
Net Income (Loss)		394.2	348.9	369.7
Accounts Receivable:
Customers		168.9	158.5
Total Accounts Receivable		352.8	341.0
TOTAL CURRENT ASSETS		1,259.6	925.3
Property, Plant and Equipment
Transmission		4,482.8	4,322.4
Other Property, Plant and Equipment		883.3	696.6
Construction Work in Progress		705.3	469.9
Total Property, Plant and Equipment		17,781.2	16,856.1
Accumulated Depreciation and Amortization		5,402.0	5,051.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		12,379.2	11,804.3
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS		1,583.4	1,359.3
TOTAL ASSETS		15,222.2	14,088.9
Current Liabilities
Accounts Payable		451.2	262.2
Affiliated Companies		142.7	118.6
Accrued Taxes		101.0	119.7
TOTAL CURRENT LIABILITIES		1,390.2	1,415.9
Liabilities, Noncurrent
Regulatory Liabilities and Deferred Investment Tax Credits		1,143.6	1,238.8
TOTAL NONCURRENT LIABILITIES		8,856.6	8,025.1
TOTAL LIABILITIES		10,246.8	9,441.0
Equity [Abstract]
Retained Earnings		2,891.1	2,534.4
TOTAL LIABILITIES AND EQUITY		15,222.2	14,088.9
Operating Activites
Net Income (Loss)		394.2	348.9	369.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization		575.9	546.2	507.5
Deferred Income Taxes		79.6	15.0	(26.2)
Allowance for Equity Funds Used During Construction		(11.7)	(15.6)	(14.6)
Change in Other Noncurrent Assets		(75.2)	(68.8)	(40.4)
Increase (Decrease) in Other Noncurrent Liabilities		31.4	35.6	11.2
Accounts Receivable, Net		(8.5)	(53.3)	(30.2)
Accounts Payable		190.1	36.8	(48.1)
Accrued Taxes, Net		6.7	(16.2)	31.3
Net Cash Flows from Operating Activities		601.2	611.7	712.0
Investing Activities
Net Cash Flows Used for Investing Activities		(1,005.2)	(826.5)	(757.9)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from Financing Activities		405.8	212.2	41.8
Cash and Cash Equivalents at Beginning of Period		2.5
Cash and Cash Equivalents at End of Period		7.5	2.5
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts		215.1	207.5	207.1
Income Taxes		(88.6)	32.8	0.0
Noncash Investing and Financing Activities:
Construction in Progress Expenditures Incurred but Not yet Paid		164.6	139.1	105.6
Construction Expenditures Included in Current Liabilities as of December 31,		164.6	139.1	105.6
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt		698.0	494.0	606.9
Repayments of Long-term Debt		230.4	393.0	140.3
Net Income (Loss)		394.2	348.9	369.7
Retained Earnings		2,891.1	2,534.4
Appalachian Power Co [Member] | Retained Earnings [Member]
Other Income (Expense)
Net Income (Loss)		394.2	348.9	369.7
Operating Activites
Net Income (Loss)		394.2	348.9	369.7
Organization and Summary of Significant Accounting Policies (Textuals)
Net Income (Loss)		$ 394.2	348.9	369.7
Appalachian Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		30.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		54.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation		15.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		59.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		40.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Appalachian Power Co [Member] | Pension and Other Postretirement Benefit Plans [Member]
Supplementary Information
Securities Loaned		$ 83.0	137.0
Indiana Michigan Power Co [Member]
Materials and Supplies		188.1	175.2
Supplementary Information
Depreciation and Amortization of Property, Plant and Equipment		511.9	424.9	393.3
Amortization of Certain Securitized Assets		0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities		15.3	21.1	18.3
Total Depreciation and Amortization		527.2	446.0	411.6
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)		54.3	54.0	60.8
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period		1.3	3.3	2.0
Revenues
TOTAL REVENUES		2,669.6	2,326.7	2,241.8
Expenses
Depreciation and Amortization		527.2	446.0	411.6
TOTAL EXPENSES		2,249.7	1,968.8	1,878.9
OPERATING INCOME (LOSS)		419.9	357.9	362.9
Other Income (Expense)
Allowance for Equity Funds Used During Construction		9.8	12.8	11.5
Interest Expense		(125.2)	(116.8)	(112.3)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		328.9	269.2	277.3
Income Tax Expense/Benefit		4.2	(10.6)	(7.5)
Net Income (Loss)		324.7	279.8	284.8
Accounts Receivable:
Customers		96.6	40.6
Total Accounts Receivable		205.8	121.2
TOTAL CURRENT ASSETS		571.8	439.4
Property, Plant and Equipment
Transmission		1,842.2	1,783.1
Other Property, Plant and Equipment		839.3	792.9
Construction Work in Progress		253.0	302.8
Total Property, Plant and Equipment		11,544.3	11,210.7
Accumulated Depreciation and Amortization		4,132.8	3,899.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		7,411.5	7,310.9
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS		4,135.6	4,657.9
TOTAL ASSETS		12,118.9	12,408.2
Current Liabilities
Accounts Payable		173.4	174.4
Affiliated Companies		121.5	94.9
Accrued Taxes		103.2	106.5
TOTAL CURRENT LIABILITIES		1,197.1	894.0
Liabilities, Noncurrent
Regulatory Liabilities and Deferred Investment Tax Credits		1,702.2	2,447.9
TOTAL NONCURRENT LIABILITIES		7,913.5	8,729.5
TOTAL LIABILITIES		9,110.6	9,623.5
Equity [Abstract]
Retained Earnings		1,963.2	1,748.5
TOTAL LIABILITIES AND EQUITY		12,118.9	12,408.2
Operating Activites
Net Income (Loss)		324.7	279.8	284.8
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization		527.2	446.0	411.6
Deferred Income Taxes		(45.1)	(38.0)	(16.2)
Allowance for Equity Funds Used During Construction		(9.8)	(12.8)	(11.5)
Change in Other Noncurrent Assets		(47.3)	(54.1)	6.1
Increase (Decrease) in Other Noncurrent Liabilities		62.4	7.5	45.0
Accounts Receivable, Net		(82.7)	(22.3)	14.5
Accounts Payable		37.3	42.3	(10.8)
Accrued Taxes, Net		9.4	1.6	(20.2)
Net Cash Flows from Operating Activities		720.7	733.7	776.3
Investing Activities
Net Cash Flows Used for Investing Activities		(701.5)	(633.1)	(648.9)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from Financing Activities		(16.3)	(102.6)	(126.1)
Cash and Cash Equivalents at Beginning of Period		1.3	3.3	2.0
Cash and Cash Equivalents at End of Period		4.2	1.3	3.3
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts		120.9	110.9	107.6
Income Taxes		10.1	29.3	42.1
Noncash Investing and Financing Activities:
Construction in Progress Expenditures Incurred but Not yet Paid		71.9	87.8	62.8
Construction Expenditures Included in Current Liabilities as of December 31,		71.9	87.8	62.8
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,		0.0	0.0	33.4
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt		142.7	546.7	69.5
Repayments of Long-term Debt		83.4	383.5	93.2
Net Income (Loss)		324.7	279.8	284.8
Retained Earnings		1,963.2	1,748.5
Indiana Michigan Power Co [Member] | Retained Earnings [Member]
Other Income (Expense)
Net Income (Loss)		324.7	279.8	284.8
Operating Activites
Net Income (Loss)		324.7	279.8	284.8
Organization and Summary of Significant Accounting Policies (Textuals)
Net Income (Loss)		$ 324.7	279.8	284.8
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		30.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		54.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation		15.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		59.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		40.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Indiana Michigan Power Co [Member] | Pension and Other Postretirement Benefit Plans [Member]
Supplementary Information
Securities Loaned		$ 83.0	137.0
Ohio Power Co [Member]
Materials and Supplies		109.5	74.1
Supplementary Information
Depreciation and Amortization of Property, Plant and Equipment		293.1	301.1	275.0
Amortization of Certain Securitized Assets		0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities		1.2	2.2	1.6
Total Depreciation and Amortization		294.3	303.3	276.6
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period		3.0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		9.6	3.0	7.4	$ 3.7
Revenues
TOTAL REVENUES		3,665.1	2,899.1	2,749.1
Expenses
Depreciation and Amortization		294.3	303.3	276.6
TOTAL EXPENSES		3,251.4	2,513.9	2,345.4
OPERATING INCOME (LOSS)		413.7	385.2	403.7
Other Income (Expense)
Allowance for Equity Funds Used During Construction		13.9	10.8	12.5
Interest Expense		(119.6)	(124.4)	(117.2)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		331.4	288.0	316.6
Income Tax Expense/Benefit		44.2	34.4	45.2
Net Income (Loss)		287.8	253.6	271.4
Accounts Receivable:
Customers		119.9	71.6
Total Accounts Receivable		238.6	150.0
TOTAL CURRENT ASSETS		414.4	327.5
Property, Plant and Equipment
Transmission		3,198.6	2,992.8
Other Property, Plant and Equipment		1,051.4	992.9
Construction Work in Progress		474.3	365.0
Total Property, Plant and Equipment		11,174.6	10,421.3
Accumulated Depreciation and Amortization		2,565.3	2,458.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		8,609.3	7,963.0
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS		979.4	975.3
TOTAL ASSETS		10,003.1	9,265.8
Current Liabilities
Accounts Payable		337.3	213.5
Affiliated Companies		126.1	125.4
Accrued Taxes		733.1	702.4
TOTAL CURRENT LIABILITIES		1,635.5	1,245.7
Liabilities, Noncurrent
Regulatory Liabilities and Deferred Investment Tax Credits		1,044.0	1,020.9
TOTAL NONCURRENT LIABILITIES		5,279.5	5,173.8
TOTAL LIABILITIES		6,915.0	6,419.5
Equity [Abstract]
Retained Earnings		1,929.1	1,686.3
TOTAL LIABILITIES AND EQUITY		10,003.1	9,265.8
Operating Activites
Net Income (Loss)		287.8	253.6	271.4
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization		294.3	303.3	276.6
Deferred Income Taxes		71.5	30.7	77.2
Allowance for Equity Funds Used During Construction		(13.9)	(10.8)	(12.5)
Amortization of Deferred Property Taxes		(20.0)	(35.3)	(16.6)
Change in Other Noncurrent Assets		(87.1)	(40.7)	(49.4)
Increase (Decrease) in Other Noncurrent Liabilities		91.1	6.9	(66.4)
Accounts Receivable, Net		(83.7)	(11.8)	4.2
Accounts Payable		112.7	19.1	10.3
Accrued Taxes, Net		27.8	78.2	43.3
Net Cash Flows from Operating Activities		686.1	575.6	410.9
Investing Activities
Net Cash Flows Used for Investing Activities		(802.5)	(753.3)	(791.0)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from Financing Activities		123.0	173.3	383.8
Cash and Cash Equivalents at Beginning of Period		3.0
Cash and Cash Equivalents at End of Period		9.6	3.0
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts		113.4	119.5	111.2
Income Taxes		(19.7)	(7.9)	(26.9)
Noncash Investing and Financing Activities:
Construction in Progress Expenditures Incurred but Not yet Paid		109.7	97.1	76.7
Construction Expenditures Included in Current Liabilities as of December 31,		109.7	97.1	76.7
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt		0.0	1,037.1	347.0
Repayments of Long-term Debt		0.1	500.1	0.1
Income (Loss) from Equity Method Investment		0.6	0.0	0.0
Net Income (Loss)		287.8	253.6	271.4
Retained Earnings		1,929.1	1,686.3
Ohio Power Co [Member] | Retained Earnings [Member]
Other Income (Expense)
Net Income (Loss)		287.8	253.6	271.4
Operating Activites
Net Income (Loss)		287.8	253.6	271.4
Organization and Summary of Significant Accounting Policies (Textuals)
Net Income (Loss)		$ 287.8	253.6	271.4
Ohio Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		30.00%
Ohio Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		54.00%
Ohio Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation		15.00%
Ohio Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		59.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		40.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Ohio Power Co [Member] | Pension and Other Postretirement Benefit Plans [Member]
Supplementary Information
Securities Loaned		$ 83.0	137.0
Public Service Co Of Oklahoma [Member]
Materials and Supplies		111.1	56.2
Supplementary Information
Depreciation and Amortization of Property, Plant and Equipment		226.2	185.9	171.9
Amortization of Certain Securitized Assets		0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities		3.9	10.7	1.6
Total Depreciation and Amortization		230.1	196.6	173.5
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period		1.3	2.6	1.5
Revenues
TOTAL REVENUES		1,874.7	1,474.4	1,266.1
Expenses
Depreciation and Amortization		230.1	196.6	173.5
TOTAL EXPENSES		1,693.9	1,281.5	1,090.2
OPERATING INCOME (LOSS)		180.8	192.9	175.9
Other Income (Expense)
Allowance for Equity Funds Used During Construction		1.5	2.4	4.0
Interest Expense		(83.8)	(62.9)	(60.3)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		118.4	145.2	128.2
Income Tax Expense/Benefit		(49.2)	4.1	5.2
Net Income (Loss)		167.6	141.1	123.0
Accounts Receivable:
Customers		70.1	41.5
Total Accounts Receivable		123.1	77.1
Accrued Tax Benefits		16.1	17.6
TOTAL CURRENT ASSETS		491.5	386.8
Property, Plant and Equipment
Transmission		1,164.4	1,107.7
Other Property, Plant and Equipment		469.3	437.0
Construction Work in Progress		219.3	156.0
Total Property, Plant and Equipment		7,464.2	6,508.0
Accumulated Depreciation and Amortization		1,837.7	1,705.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,626.5	4,802.8
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS		847.9	1,209.4
TOTAL ASSETS		6,965.9	6,399.0
Current Liabilities
Accounts Payable		202.9	157.4
Affiliated Companies		76.7	51.0
Accrued Taxes		28.7	27.0
TOTAL CURRENT LIABILITIES		842.7	562.7
Liabilities, Noncurrent
Regulatory Liabilities and Deferred Investment Tax Credits		809.1	835.3
TOTAL NONCURRENT LIABILITIES		3,704.1	3,544.7
TOTAL LIABILITIES		4,546.8	4,107.4
Equity [Abstract]
Retained Earnings		1,218.0	1,095.4
TOTAL LIABILITIES AND EQUITY		6,965.9	6,399.0
Operating Activites
Net Income (Loss)		167.6	141.1	123.0
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization		230.1	196.6	173.5
Deferred Income Taxes		(59.4)	113.9	17.0
Allowance for Equity Funds Used During Construction		(1.5)	(2.4)	(4.0)
Change in Other Noncurrent Assets		(35.4)	(18.3)	(17.9)
Increase (Decrease) in Other Noncurrent Liabilities		29.9	4.4	1.6
Accounts Receivable, Net		(46.0)	(28.7)	1.4
Accounts Payable		57.5	34.2	(29.5)
Accrued Taxes, Net		3.2	(6.5)	3.6
Net Cash Flows from Operating Activities		747.7	(433.3)	157.0
Investing Activities
Net Cash Flows Used for Investing Activities		(992.0)	(626.7)	(295.1)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from Financing Activities		247.0	1,058.7	139.2
Cash and Cash Equivalents at Beginning of Period		1.3	2.6	1.5
Cash and Cash Equivalents at End of Period		4.0	1.3	2.6
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts		79.7	57.0	59.1
Income Taxes		(12.5)	(102.9)	(11.8)
Noncash Investing and Financing Activities:
Construction in Progress Expenditures Incurred but Not yet Paid		69.8	56.8	35.5
Construction Expenditures Included in Current Liabilities as of December 31,		69.8	56.8	35.5
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt		499.7	1,290.0	0.0
Repayments of Long-term Debt		500.5	750.5	13.2
Net Income (Loss)		167.6	141.1	123.0
Retained Earnings		1,218.0	1,095.4
Public Service Co Of Oklahoma [Member] | Retained Earnings [Member]
Other Income (Expense)
Net Income (Loss)		167.6	141.1	123.0
Operating Activites
Net Income (Loss)		167.6	141.1	123.0
Organization and Summary of Significant Accounting Policies (Textuals)
Net Income (Loss)		$ 167.6	141.1	123.0
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		30.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		54.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation		15.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		59.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		40.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Public Service Co Of Oklahoma [Member] | Pension and Other Postretirement Benefit Plans [Member]
Supplementary Information
Securities Loaned		$ 83.0	137.0
Southwestern Electric Power Co [Member]
Materials and Supplies		92.1	81.9
Supplementary Information
Depreciation and Amortization of Property, Plant and Equipment		319.3	292.9	271.2
Amortization of Certain Securitized Assets		0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities		5.5	2.1	1.5
Total Depreciation and Amortization		324.8	295.0	272.7
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period		51.2	13.2	1.6
Amounts Attributable to AEP Common Shareholders
Net Income (Loss) Attributable to Noncontrolling Interests		4.2	3.1	2.9
Net Income (Loss)		290.1	239.0	180.8
Revenues
TOTAL REVENUES		2,284.4	2,131.8	1,738.5
Expenses
Depreciation and Amortization		324.8	295.0	272.7
TOTAL EXPENSES		1,914.4	1,792.3	1,448.0
OPERATING INCOME (LOSS)		370.0	339.5	290.5
Other Income (Expense)
Allowance for Equity Funds Used During Construction		4.9	7.0	7.7
Interest Expense		(137.4)	(125.9)	(118.5)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)		267.7	238.1	190.2
Income Tax Expense/Benefit		(25.2)	(0.6)	9.4
Net Income (Loss)		294.3	242.1	183.7
Accounts Receivable:
Customers		38.8	35.8
Total Accounts Receivable		114.6	86.4
Accrued Tax Benefits		16.5	17.8
TOTAL CURRENT ASSETS		812.2	668.5
Property, Plant and Equipment
Transmission		2,479.8	2,316.9
Other Property, Plant and Equipment		804.4	764.0
Construction Work in Progress		369.5	240.7
Total Property, Plant and Equipment		11,789.5	10,570.4
Accumulated Depreciation and Amortization		3,527.3	3,170.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		8,262.2	7,400.1
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS		1,304.4	1,257.1
TOTAL ASSETS		10,378.8	9,325.7
Current Liabilities
Accounts Payable		213.1	163.6
Affiliated Companies		81.7	61.4
Accrued Taxes		52.8	44.3
TOTAL CURRENT LIABILITIES		947.7	538.7
Liabilities, Noncurrent
Regulatory Liabilities and Deferred Investment Tax Credits		825.7	806.9
TOTAL NONCURRENT LIABILITIES		5,756.3	5,637.2
TOTAL LIABILITIES		6,704.0	6,175.9
Equity [Abstract]
Retained Earnings		2,236.0	2,050.9
TOTAL LIABILITIES AND EQUITY		10,378.8	9,325.7
Operating Activites
Net Income (Loss)		294.3	242.1	183.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization		324.8	295.0	272.7
Deferred Income Taxes		9.4	16.6	32.4
Allowance for Equity Funds Used During Construction		(4.9)	(7.0)	(7.7)
Change in Other Noncurrent Assets		42.9	41.9	16.1
Increase (Decrease) in Other Noncurrent Liabilities		18.3	(1.1)	25.2
Accounts Receivable, Net		(28.2)	(21.5)	7.3
Accounts Payable		34.1	22.0	11.1
Accrued Taxes, Net		9.8	15.4	(23.1)
Net Cash Flows from Operating Activities		586.6	96.8	356.3
Investing Activities
Net Cash Flows Used for Investing Activities		(1,085.1)	(920.7)	(392.6)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from Financing Activities		535.7	861.9	47.9
Cash and Cash Equivalents at Beginning of Period		51.2	13.2	1.6
Cash and Cash Equivalents at End of Period		88.4	51.2	13.2
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts		131.2	116.5	110.7
Income Taxes		(29.1)	(28.8)	4.3
Noncash Investing and Financing Activities:
Construction in Progress Expenditures Incurred but Not yet Paid		105.6	69.0	46.0
Construction Expenditures Included in Current Liabilities as of December 31,		105.6	69.0	46.0
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt		0.0	1,137.6	0.0
Repayments of Long-term Debt		6.2	381.2	21.2
Income (Loss) from Equity Method Investment		1.4	3.4	2.9
Net Income (Loss)		294.3	242.1	183.7
Retained Earnings		2,236.0	2,050.9
Southwestern Electric Power Co [Member] | Retained Earnings [Member]
Amounts Attributable to AEP Common Shareholders
Net Income (Loss)		$ 290.1	239.0	$ 180.8
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		30.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		54.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation		15.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation		59.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation		40.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation		1.00%
Southwestern Electric Power Co [Member] | Pension and Other Postretirement Benefit Plans [Member]
Supplementary Information
Securities Loaned		$ 83.0	$ 137.0
Restricted Stock Units and Performance Share Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares		1,700,000	1,300,000	1,500,000
Dilutive Securities, Effect on Basic Earnings Per Share		$ (0.02)	$ (0.01)	$ (0.02)
Revenues [Member] | AEP Texas Inc. [Member] | Credit Concentration Risk
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk	[1]	45.00%	43.00%	46.00%
Revenues [Member] | AEP Transmission Co [Member] | Credit Concentration Risk
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk		79.00%	79.00%	78.00%
Revenues [Member] | Appalachian Power Co [Member] | Credit Concentration Risk
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk		10.00%	10.00%	10.00%
Revenues [Member] | Indiana Michigan Power Co [Member] | Credit Concentration Risk
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk		10.00%	10.00%	10.00%
Revenues [Member] | Ohio Power Co [Member] | Credit Concentration Risk
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk		10.00%	10.00%	10.00%
Revenues [Member] | Public Service Co Of Oklahoma [Member] | Credit Concentration Risk
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk		10.00%	10.00%	10.00%
Revenues [Member] | Southwestern Electric Power Co [Member] | Credit Concentration Risk
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk		10.00%	10.00%	10.00%
Accounts Receivable [Member] | AEP Texas Inc. [Member] | Credit Concentration Risk
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk	[1]	42.00%	41.00%	40.00%
Accounts Receivable [Member] | AEP Transmission Co [Member] | Credit Concentration Risk
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk		72.00%	81.00%	78.00%
Noncontrolling Interest [Member] | Dry Lake Solar Project [Member]
Noncash Investing and Financing Activities:
Noncash Contribution of Assets by Noncontrolling Interest		$ 0.0	$ 35.3	$ 0.0
Sabine Mining Co [Member] | Southwestern Electric Power Co [Member]
Materials and Supplies		4.2	12.0
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period		49.9
Property, Plant and Equipment
Other Property, Plant and Equipment		219.8	219.9
Accumulated Depreciation and Amortization		212.5	168.1
Net Cash Provided by (Used in) Financing Activities
Cash and Cash Equivalents at Beginning of Period		49.9
Cash and Cash Equivalents at End of Period		$ 84.2	$ 49.9

[1]	In January 2021, NRG Energy, parent company of Reliant Energy, completed a deal to purchase Direct Energy from Centrica.